Share-Based Compensation (Tables)	12 Months Ended
Dec. 31, 2015
Share-Based Compensation [Abstract]
Schedule of Fair Value Assumptions

	2014	2015

Risk-free interest rate	2.99%	2.61%~ 2.833%
Contract life	10 years	10 years
Expected volatility range	50.48%	48.78%~ 48.96%
Expected dividend yield	0.00%	0.00%
Fair value of the underlying shares on the date of option grants (RMB)	13.32	16.23~22.63

Summary of Stock Option Activity

	Number of Options	Weighted Average Exercise Price	Weighted Average Remaining Contractual Term	Aggregate Intrinsic Value of Options
		RMB		RMB

Outstanding, as of January 1, 2013	4,429,040	0.1	8.03	—
Granted	3,599,400
Forfeited	(512,602)
Outstanding, as of December 31, 2013	7,515,838	0.1	8.10	—
Granted	8,892,833
Forfeited	(1,255,648)

Outstanding, as of December 31, 2014	15,153,023	0.1	8.60	—
Granted	4,472,745
Forfeited	(1,311,296)
Expired	(113,421)
Exercised	(1,626,197)

Outstanding, as of December 31, 2015	16,574,854	3.5	8.02	—

Expected to vest as of December 31, 2015	6,088,886	8.4	8.75	—
Exercisable as of December 31, 2015	9,670,638	0.1	7.53	163,806

Schedule of restricted share units activities
	Number of restricted share units	Weighted-Average Grant-Date Fair Value
		RMB
Outstanding, as of January 1, 2015	-
Granted	3,976,311	17.28
Outstanding, as of December 31, 2015	3,976,311	17.28

Schedule of Allocated Share-Based Compensation Expense

	For Year Ended December 31,
	2013	2014	2015
	RMB	RMB	RMB

Fulfillment	584	460	1,440
Sales and marketing	5,822	5,469	9,793
Technology and content	1,608	26,311	5,047
General and administrative	3,492	52,723	8,915

	11,506	84,963	25,195